Consolidated Statements Comprehensive Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss for the year	R$ (4,027,661)	R$ (15,679,742)	R$ (10,794,183)
Other comprehensive income (loss)
Foreign currency translation adjustments	165,713	(1,176,359)	172,597
Less reclassification of losses included in discontinued operations			(481,499)
Decrease in stake in subsidiary	(374,130)
Foreign currency translation adjustments, net	(208,417)	(1,176,359)	(308,901)
Available-for-sale
Unrealized gain			1,907,018
Portion of loss recognized in other comprehensive income for other-than-temporary losses on investment			(2,315,347)
Available-for-sale			(408,329)
Pension and other postretirement benefit plans:
Less amortization of prior service cost and actuarial gain (loss) included in net periodic pension cost		(755)	39,151
Less reclassification of actuarial gains included in discontinued operations			901,453
Pension and other postretirement benefit plans	(130,846)	(121,112)	1,062,268
Changes in effective portion of the fair value of hedging financial instrument		546,253	(802,063)
Less reclassification adjustment for gains included in net income (loss)		64,360	4,113
Fair value hedging financial instruments		610,613	(797,950)
Income tax effect on other comprehensive loss:
Less reclassification of pension tax effects included in discontinued operations			(194,020)
Other comprehensive income, tax	32,157		(194,020)
Other comprehensive loss	(4,334,767)	(16,366,600)	(11,441,115)
Less comprehensive loss attributable to non-controlling interest	(64,153)	(399,551)	(318,650)
Net comprehensive loss attributable to controlling shareholders	(4,270,614)	(15,967,049)	(11,122,465)
Continuing Operations
Pension and other postretirement benefit plans:
Net actuarial gain	(130,846)	R$ (120,357)	R$ 121,664
Income tax effect on other comprehensive loss:
Pensions from continuing operations	R$ 32,157